Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)	Accumulated other comprehensive loss:
	December 31,
	2022	2023
Accumulated foreign currency translation adjustments	(6,585)	(10,340)
Accumulated unrealized gain on derivative instruments, net	26	26

Total other comprehensive income (loss)	$(6,559)	$(10,314)